Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Foreign Exchange Rates

The most significant closing exchange rates and the approximate average exchange rates for statement of financial position accounts and statement of operations accounts as of December 31, 2018, 2017 and 2016, were as follows:

	2018		2017		2016
Currency	Closing	Average	Closing	Average	Closing	Average
Dollar	19.6500	19.2583	19.6500	18.8800	20.7200	18.7200
Euro	22.5169	22.7036	23.5866	21.4122	21.7945	20.6564
British Pound Sterling	25.0557	25.6059	26.5361	24.4977	25.5361	25.0731
Colombian Peso	0.0060	0.0065	0.0066	0.0064	0.0069	0.0062
Egyptian Pound	1.0943	1.0806	1.1082	1.0620	1.1234	1.8261
Philippine Peso	0.3737	0.3655	0.3936	0.3747	0.4167	0.3927

Summary of Maximum Average Useful Lives of Fixed Assets

As of December 31, 2018, the average useful lives by category of fixed assets were as follows:

Years
Administrative buildings	32
Industrial buildings	29
Machinery and equipment in plant	16
Ready-mix trucks and motor vehicles	8
Office equipment and other assets	6

Summary of Statutory Tax Rates

For the years ended December 31, 2018, 2017 and 2016, the statutory tax rates in CEMEX’s main operations were as follows:

Country	2018	2017	2016
Mexico	30.0%	30.0%	30.0%
United States	21.0%	35.0%	35.0%
United Kingdom	19.3%	19.3%	20.0%
France	34.4%	34.4%	34.4%
Germany	28.2%	28.2%	28.2%
Spain	25.0%	25.0%	25.0%
Philippines	30.0%	30.0%	30.0%
Colombia	37.0%	40.0%	40.0%
Egypt	22.5%	22.5%	22.5%
Others	7.8% – 39.0%	7.8% – 39.0%	7.8% – 39.0%

Summary of Estimated Range of Opening Statement of Financial Position Effects

Upon adoption of IFRS 16 beginning on January 1, 2019, CEMEX has estimated a range for its opening statement of financial position effects as of January 1, 2017, as follows:

		As of January 1, 2017
		Low	High
Assets for the right-of-use	US$	920	942
Financial liabilities		(1,030)	(1,060)

Retained earnings[1]	US$	(110)	(118)

1

The effect refers to a timing difference between depreciation expense of the assets calculated under the straight-line method and the interest expense from the liability determined under the effective interest rate method since the beginning of the contracts. This difference will reverse over the remaining life of the contracts.